Shareholders' Equity and Other Comprehensive Income - Summary of Tax Effects of Each Component of Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Unrealized holding gains/losses arising during the period, Before-Tax Amount	$ (62,095)	$ 2,174	$ 36,328
Other-than-temporary impairment realized in net income, Before-Tax Amount			(509)
Less: reclassification adjustment for losses/gains included in net income, Before-Tax Amount	(2,277)	(3,739)	(3,422)
Net unrealized gains/losses, Before-Tax Amount	(64,372)	(1,565)	32,397
Change in fair value of derivative instruments designated as cash flow hedges during the period, Before-Tax Amount	953	(22)	(19,078)
Less: reclassification adjustment for gains/losses included in net income, Before-Tax Amount	391	1,618	1,723
Fair value of derivative instruments designated as cash flow hedges, Before-Tax Amount	1,344	1,596	(17,355)
Total other comprehensive income/loss, Before-Tax Amount	(63,028)	31	15,042
Unrealized holding gains/losses arising during the period, Tax (Expense) Benefit	21,733	(761)	(12,715)
Other-than-temporary impairment realized in net income, Tax (Expense) Benefit			178
Less: reclassification adjustment for gains/losses included in net income, Tax (Expense) Benefit	797	1,308	1,198
Net unrealized gains/losses, Tax (Expense) Benefit	22,530	547	(11,339)
Change in fair value of derivative instruments designated as cash flow hedges during the period, Tax (Expense) Benefit	(333)	8	6,677
Less: reclassification adjustment for gains/losses included in net income, Tax Expense (Benefit)	(137)	(566)	(603)
Fair value of derivative instruments designated as cash flow hedges, Tax (Expense) Benefit	(470)	(558)	6,074
Total other comprehensive income/loss, Tax Expense (Benefit)	22,060	(11)	(5,265)
Unrealized holding gains/losses arising during the period, Net-of-Tax Amount	(40,362)	1,413	23,613
Other-than-temporary impairment realized in net income, Net-of-Tax Amount			(331)
Less: reclassification adjustment for losses/gains included in net income, Net-of-Tax Amount	(1,480)	(2,431)	(2,224)
Net unrealized gains/losses, Net-of-Tax Amount	(41,842)	(1,018)	21,058
Change in fair value of derivative instruments designated as cash flow hedges during the period, Net-of-Tax Amount	620	(14)	(12,401)
Less: reclassification adjustment for gains/losses included in net income, Net-of-Tax Amount	254	1,052	1,120
Fair value of derivative instruments designated as cash flow hedges, Net-of-Tax Amount	874	1,038	(11,281)
Other comprehensive (loss) income, net of tax	$ (40,968)	$ 20	$ 9,777